Net Loss Per Common Share - Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net Loss/Income	$ (585,525)	$ (69,459)	$ (56,945)
Weighted average shares outstanding, basic (in shares)	91,225	58,410	57,932
Weighted average shares outstanding, diluted (in shares)	91,225	58,410	57,932
Basic net loss per share (in USD per share)	$ (6.42)	$ (1.19)	$ (0.98)
Diluted net loss per share (in USD per share)	$ (6.42)	$ (1.19)	$ (0.98)
Common stock options		49,157
Warrants	39,850
Dilutive Common Stock Equivalents Outstanding	135,261	113,012	106,651
Redeemable Convertible Preferred Stock [Member]
Redeemable convertible preferred stock	14,597	62,240	62,240
Common Stock Options [Member]
Common stock options	55,438	49,157	42,630
Redeemable Convertible Preferred Stock Warrants [Member]
Warrants	0	1,305	1,305
Common Stock Warrants [Member]
Warrants	65,226	310	476